Inventory	12 Months Ended
Dec. 31, 2019
Inventory
Inventory

Note 7 – Inventory

Inventory consisted of the following:

	December 31,	December 31,
	2019	2018

Raw materials	$515,658	$1,619,504
Finished products	79,269	261,283
Work in process	700	76,271
Total Inventory	$595,627	$1,957,058

For the years ended December 31, 2019, 2018 and 2017, the Company recorded inventory write –offs in the amounts of $1,030,236,  $700,379 and $13,908, respectively.